Net Loss Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Parenthetical) (Detail) (USD $)	1 Months Ended
	Jun. 30, 2013	Apr. 30, 2013	Oct. 31, 2012	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Earnings Per Share [Abstract]
Contingently convertible notes payable					$ 46,037,000	$ 41,860,000	$ 514,000
Warrants issued to purchase a percentage of common stock	10.00%	15.00%	15.00%
Value of common stock in a sale of the Company or an initial public offering	70.00%	70.00%	70.00%			70.00%
Percentage of exercise price on the value of common stock	70.00%	70.00%	70.00%			70.00%